Intangible Assets	3 Months Ended
Aug. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 10 – Intangible Assets

Intangible assets consisted of the following at August 31, 2018 and May 31, 2018.

August 31, 2018
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(5,327)	$314,273
License & Customer Relations	990,000	(8,250)	981,750
Tradenames - Trademarks	301,000	(5,017)	295,983
Non-compete Agreements	27,000	(2,250)	24,750
Domain Names	4,482	(1,913)	2,569
Total	$1,642,082	$(22,757)	$1,619,325

May 31, 2018
Accumulated
	Gross	Amortization	Net
Intellectual Property	$-	$-	$-
License & Customer Relations	-	-	-
Domain name	1,726	(828)	898
Non-compete Agreements	-	-	-
Goodwill	-	-	-
Total	$1,726	$(828)	$898

Total amortization expense charged to operations for the three months ended August 31, 2018 and 2017 was $20,952 and $108, respectively.

Amount to be amortized during the twelve months ended August 31,
2019	$126,973
2020	123,466
2021	111,560
2022	111,560
2023	111,560
Thereafter	1,034,206
$1,619,325